Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Changes of the Allowance for Credit Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes of the Allowance for Credit Loss [Abstract]
Balance at beginning of period	¥ 30,498	¥ 21,059
Adoption of ASC 326	85
Amounts charged to expenses	6,257	10,396
Amounts written off	(6,512)	(850)
Disposal of subsidiaries	(4,935)	(107)
Balance at end of period	¥ 25,393	¥ 30,498